CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 8,503,246	$ 1,269,502	¥ 7,600,767	¥ 12,647,375	$ 1,777,940	¥ 12,213,580
Operating costs and expenses:
Facilitation, origination and servicing (including costs charged by related parties of RMB79,997 and RMB96,953 for the nine months ended September 30, 2021 and 2022, respectively)	1,170,561	174,760	1,035,735	1,787,872	251,335	1,662,927
Funding costs	227,630	33,984	162,242	366,105	51,466	245,995
Sales and marketing (including expenses charged by related parties of RMB252,103 and RMB335,398 for the nine months ended September 30, 2021 and 2022, respectively)	1,167,657	174,327	884,946	1,791,761	251,882	1,462,210
General and administrative (including expenses charged by related parties of RMB9,693 and RMB12,710 for the nine months ended September 30, 2021 and 2022, respectively)	216,148	32,270	243,774	318,869	44,826	416,777
Provision for loans receivable	907,317	135,459	381,887	1,098,859	154,475	742,286
Provision for financial assets receivable (including provision generated from related parties of RMB807 and RMB1,426 for the nine months ended September 30, 2021 and 2022, respectively)	164,217	24,517	103,576	279,361	39,272	173,661
Provision for accounts receivable and contract assets (including provision generated from related parties of RMB127,705 and RMB11,171 for the nine months ended September 30, 2021 and 2022, respectively)	117,025	17,471	157,116	170,787	24,009	286,202
Provision for contingent liabilities	2,162,638	322,873	1,220,586	3,305,458	464,674	1,918,899
Total operating costs and expenses	6,133,193	915,661	4,189,862	9,119,072	1,281,939	6,908,957
Income from operations	2,370,053	353,841	3,410,905	3,528,303	496,001	5,304,623
Interest income, net	68,188	10,180	82,875	126,007	17,714	109,790
Foreign exchange gain (loss)	(86,658)	(12,938)	13,895	(155,241)	(21,823)	17,897
Investment gain (loss)				(8,996)	(1,265)	10,115
Other income, net	203,458	30,375	50,811	227,485	31,979	38,737
Investment gain (loss)	(8,996)	(1,343)
Income before income tax expense	2,546,045	380,115	3,558,486	3,717,558	522,606	5,481,162
Income tax expense	(396,732)	(59,231)	(663,357)	(579,891)	(81,520)	(1,021,956)
Net income	2,149,313	320,884	2,895,129	3,137,667	441,086	4,459,206
Net (income) loss attributable to non-controlling interests	10,024	1,497	(42)	14,505	2,039	(42)
Net income attributable to ordinary shareholders of the Company	¥ 2,159,337	$ 322,381	¥ 2,895,087	¥ 3,152,172	$ 443,125	¥ 4,459,164
Net income per ordinary share attributable to ordinary shareholders of 360 DigiTech, Inc.
Basic | (per share)	¥ 6.94	$ 1.04	¥ 9.46	¥ 10.12	$ 1.42	¥ 14.54
Diluted | (per share)	¥ 6.74	$ 1.01	¥ 9.02	¥ 9.81	$ 1.38	¥ 13.89
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	311,109,257	311,109,257	305,886,883	311,571,575	311,571,575	306,641,972
Diluted (in shares)	320,251,194	320,251,194	320,958,192	321,224,803	321,224,803	320,946,727
ADS
Net income per ordinary share attributable to ordinary shareholders of 360 DigiTech, Inc.
Basic | (per share)	¥ 13.88	$ 2.08	¥ 18.92	¥ 20.24	$ 2.84	¥ 29.08
Diluted | (per share)	¥ 13.48	$ 2.02	¥ 18.04	¥ 19.62	$ 2.76	¥ 27.78
Credit driven services
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 5,868,397	$ 876,129	¥ 4,856,038	¥ 8,809,503	$ 1,238,420	¥ 7,476,006
Loan facilitation and servicing fees-capital heavy
Revenue, net of value-added tax and related surcharges:
Total net revenue	1,141,771	170,462	1,265,047	1,724,628	242,444	1,846,102
Financing income
Revenue, net of value-added tax and related surcharges:
Total net revenue	1,608,820	240,191	897,528	2,485,871	349,458	1,468,075
Revenue from releasing of guarantee liabilitiesing of guarantee liabilities
Revenue, net of value-added tax and related surcharges:
Total net revenue	3,074,515	459,013	2,647,734	4,522,107	635,708	4,088,453
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	43,291	6,463	45,729	76,897	10,810	73,376
Platform services
Revenue, net of value-added tax and related surcharges:
Total net revenue	2,634,849	393,373	2,744,729	3,837,872	539,520	4,737,574
Loan facilitation and servicing fees-capital light
Revenue, net of value-added tax and related surcharges:
Total net revenue	2,128,955	317,845	2,392,602	3,169,165	445,514	4,192,673
Referral service fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	382,650	57,128	286,594	468,031	65,795	442,889
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 123,244	$ 18,400	¥ 65,533	¥ 200,676	$ 28,211	¥ 102,012